Income Taxes - Income (Loss) Before Income Taxes Earned by Tax Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Income Taxes
Income before income taxes	$ 151,152	$ 133,728	$ 102,610
Canada
Income Taxes
Income before income taxes	53,246	49,158	36,312
United States
Income Taxes
Income before income taxes	62,346	51,268	32,338
Other countries
Income Taxes
Income before income taxes	$ 35,560	$ 33,302	$ 33,960